Capital Stock (Details) - USD ($)		Jan. 24, 2024	Nov. 08, 2023	Mar. 31, 2025	Dec. 10, 2024	Nov. 15, 2024	Mar. 31, 2024	Jul. 31, 2022
Capital Stock [Line Items]
Shares authorized	[1]			136,000,000			136,000,000
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.000375			$ 0.000375
Authorized share capital (in Dollars)			$ 51,000
Shares issued	[1]			3,761,701			3,140,000
Shares outstanding	[1]			3,761,701			3,140,000
Divided shares			8
Stock Issued During Period, Shares, Stock Splits			3
Cayman Islands [Member]
Capital Stock [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary Shares [Member]
Capital Stock [Line Items]
Shares authorized				50,000,000		3,140,000
Ordinary shares, par value (in Dollars per share)		$ 0.0000375		$ 0.000375		$ 0.000375
Shares issued		31,400,000	3		10
Shares outstanding		31,400,000	3		10
Ordinary Shares [Member] | Cayman Islands [Member]
Capital Stock [Line Items]
Shares authorized				50,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary Shares [Member] | Maximum [Member]
Capital Stock [Line Items]
Shares authorized				31,400,000
Ordinary Shares [Member] | Minimum [Member]
Capital Stock [Line Items]
Shares authorized				3,140,000
Share Split [Member] | Ordinary Shares [Member]
Capital Stock [Line Items]
Shares issued		1,400,000
Shares outstanding		1,400,000
Stock Issued During Period, Shares, Stock Splits		30,000,000

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).